Concentrations (Details)	12 Months Ended
Dec. 31, 2022
Total Revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%
Supplier [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%
Accounts Payable [Member]
Concentrations (Details) [Line Items]
Concentration risk, percentage	10.00%